Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,233,438.68
Previously Paid Amount	0.00
Total Fee Amount	13,980.34
Total Offset Amount	0.00
Net Fee	$ 13,980.34